Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Detail) - Plan assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Beginning balance	$ 3,321	$ 3,013
Interest income on scheme assets	46	56
Remeasurement adjustments - return on scheme assets excluding interest income	165	174
Employer contributions paid	43	46
Contributions paid by plan participants	7	7
Benefit and settlement payments	(258)	(158)
Administration expenses	(4)	(5)
Translation adjustment	(146)	188
Ending balance	$ 3,174	$ 3,321